Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Operating activities
Net loss	$ (3,811)	$ (40,952)
Adjustments for items not effecting cash and cash equivalents
Income tax expense (recovery)	601	(922)
Deferred income tax recovery	(1,194)	(6,722)
Accretion expense	4,392	4,338
Lease investment write-off	179	0
Fee for services and interest paid in shares	0	278
Depreciation and amortization	25,393	32,761
Share-based compensation	2,975	5,034
Gain on extinguishment of financial liability	(79)	0
Gain on extinguishment of put option liability	(885)	0
Loss (gain) on revaluation of marketable securities	89	(40)
Gain on revaluation of put option liability	(657)	(1,932)
Loss (gain) on extinguishment of debenture	515	(505)
Loss (gain) on foreign exchange	24	(134)
Impairment loss	4,964	34,265
Other Gains	342	55
Other non-cash adjustments	(346)	0
Cash provided by operating activities before changes in non-cash working capital	32,502	25,524
Changes in non-cash working capital
Trade and other receivables	4,265	627
Inventory	(3,323)	(2,867)
Prepaid expenses and deposits	(628)	2,001
Accounts payables and accrued liabilities	2,306	(5,344)
Deferred revenue	424	720
Net cash provided by operating activities	35,546	20,661
Investing activities
Purchase of property and equipment	(8,217)	(5,786)
Purchase of intangible assets	(703)	(295)
Purchase to obtain right-of-use assets	(830)	0
Purchase of marketable securities	(660)	95
Business combinations, net of cash acquired	(600)	270
Net cash used in investing activities	(11,010)	(5,716)
Financing activities
Repayment of interest bearing loans and borrowings	(3,250)	(2,925)
Proceeds from interest bearing loans net of issue costs	0	2,673
Repayment of notes payable	(1,172)	(59)
Repayment of convertible debentures	(3,512)	0
Lease liability payments	(11,705)	(11,065)
Share issuance costs	(97)	(28)
Partner distributions	(200)	(461)
Proceeds from equity financing through ATM	3,154	2,442
Warrants exercised	285	0
Options exercised	52	161
Proceeds from secured debentures	8,722	0
Net cash used in financing activities	(7,723)	(9,262)
Effect of foreign exchange on cash	333	(646)
Net increase in cash	17,146	5,037
Cash and cash equivalents, beginning of period	30,121	25,084
Cash and cash equivalents, end of period	$ 47,267	$ 30,121